Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
PRC	¥ 3,770,148	$ 577,800	¥ 3,647,316	¥ 3,197,471
Non PRC	(101,636)	(15,578)	53,690	43,950
Income before income taxes	¥ 3,668,512	$ 562,222	¥ 3,701,006	¥ 3,241,421